Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Royce Capital Fund
Entity Central Index Key	0001006387
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2022
Document Effective Date	Jul. 01, 2022
Prospectus Date	May 01, 2022
Royce Capital Fund - Micro-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCMCX
Royce Capital Fund - Micro-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCMSX